Summary of Significant Accounting Policies - Schedule of Reflects Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 704,712	$ 5,182	¥ 636,265	¥ 512,772
Commissioned Research And Development [Member]
Disaggregation of Revenue [Line Items]
Revenues	441,687	3,248	508,906	390,260
Solution Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	43,873	323	82,657	55,987
Guest Speaker Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,453	209	29,452	25,525
Membership services [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,750	57	¥ 15,250	¥ 41,000
Product Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	¥ 182,949	$ 1,345